Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating expenses
Operation and administration (notes 11, 12 and 13)	$ 1,327,059	$ 1,189,226
Exploration	7,951,423	5,712,238
Legal and accounting	268,181	240,969
Consulting	553,152	266,998
Loss from operations	(10,099,815)	(7,409,431)
Other income or gain (expense or loss)
Change in derivative liability (notes 8, 9 and 11)	(18,843,947)	1,892,488
Accretion expense (notes 8 and 9)	(359,267)	(734,589)
Financing costs (note 9)	(30,000)
Loss on foreign exchange	(26,625)	(15,261)
Interest expense (notes 8 and 9)	(202,426)	(256,029)
Loss on sale of equipment		(10,930)
Loss on loan extinguishment (note 8)	(9,407)	(1,204,073)
Loss on debt settlement (note 11)	(1,056,296)
Loss before income tax	(30,627,783)	(7,737,825)
Provision for income taxes
Net loss and comprehensive loss for the year	$ (30,627,783)	$ (7,737,825)
Net loss per common share - basic and fully diluted	$ (0.46)	$ (1.96)
Weighted average number of common shares - basic and fully diluted	67,180,554	3,951,072